REVENUE RECOGNITION - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Payment terms range, minimum	20 days	20 days
Payment terms range, maximum	6 months	6 months
Revenue recognized that was included in the deferred revenue balance at the beginning of the period		$ 0
Remaining performance obligation	$ 2,028	$ 859
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation expected to be recognized, percentage		37.00%
Remaining performance obligation expected to be recognized, duration	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation expected to be recognized, percentage		63.00%
Remaining performance obligation expected to be recognized, duration